UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

August 14, 2012

Credit Suisse First Boston Mortgage Securities Corp.

025-00698	0000802106
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Patrick A. Remmert, Vice President, (212) 325-7579
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

This Amendment to our February 14, 2012 Form ABS-15G filing for the reporting period January 1, 2009 to December 31, 2011 is filed to correct numerical information in columns (i), (o) and (r) in the table under “Asset Class: RMBS.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 14, 2012	CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.
(Securitizer)

	By:	/s/ Patrick A. Remmert
		Name:	Patrick A. Remmert
		Title:	Vice President

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (due to expired cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)

Asset Class: RMBS
TBW Mortgage-Backed Trust 2007-2 (CIK 0001399456)		Taylor Bean & Whitaker Mortgage Corporation	3,452	$649,173,438	100%	61	$9,678,920	2.85%	0	$0	0.00%	6	$1,261,470	0.37%	1,309	$252,154,086	74.13%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity			3,452	$649,173,438	100%	61	$9,678,920	2.85%	0	$0	0.00%	6	$1,261,470	0.37%	1,309	$252,154,086	74.13%	0	$0	0.00%	0	$0	0.00%
Total by Asset Class			3,452	$649,173,438	100%	61	$9,678,920		0	$0		6	$1,261,470		1,309	$252,154,086		0	$0		0	$0

The following notes apply generally to the table above:

(1)
With respect to all asset classes, we have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).  The information in this Form ABS-15G has not been verified by any third party.   In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2)
With respect to the RMBS asset class, assets included in “Assets Subject of Demand” include only assets where a demand was made during or prior to the reporting period for which we have not yet completed our initial investigation and assigned such assets to one of the other categories as of the end of the reporting period.

(3)
With respect to the RMBS asset class, assets included in “Assets Pending Repurchase or Replacement” include only assets for which a decision to repurchase, replace or make-whole has been approved but such action has not been completed, and are shown without regard to cure period status.

(4)
With respect to the RMBS asset class, the principal balances appearing in columns (h), (k), (n), (q), (t) and (w) and the percentages appearing in columns (i), (l), (o), (r), (u) and (x) reflect the following:

(a)  for denominator for percentage calculations:  aggregate pool principal balance of all assets in the pool as reported to security holders as of the end of the reporting period;
(b)  for each asset relating to columns (h), (i), (t), (u), (w) and (x):  outstanding principal balance of such asset;
(c)  for each asset relating to columns (k) and (l):  outstanding principal balance of such asset at time of repurchase, replacement or make-whole, plus fees, penalties and accrued interest; and,
(d) for each asset relating to columns (n), (o), (q) and (r):  if known, outstanding principal balance of such asset, plus outstanding fees, penalties and accrued interest; otherwise original principal balance of such asset

(5)
With respect to all asset classes, the scope of this Form ABS-15G/A is limited to transactions with activity to report in which Credit Suisse First Boston Mortgage Securities Corp. is the depositor, and the sponsor is either (i) not an affiliate of Credit Suisse First Boston Mortgage Securities Corp. or (ii) an affiliate of Credit Suisse First Boston Mortgage Securities Corp. that will not file a Form ABS-15G covering the transaction.